Financial assets at fair value through other comprehensive income (Details)	1 Months Ended
Jun. 30, 2025 CHF (SFr) shares
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	SFr 285,962
Stalicla SA
Financial assets at fair value through other comprehensive income
Investment in Stalicla SA	SFr 795,029
Preferred shares received on investment in Stalicla SA | shares	23,342
Financial assets at fair value through other comprehensive income	SFr 285,962